Performance Fees Allocated to Funds (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	$ 27,553,251
Ending Balance	26,146,622
Performance Fees
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	12,360,684
Performance Allocations as a Result of Changes in Fund Fair Values	623,487
Foreign Exchange Gain	9,069
Fund Distributions	(2,217,885)
Ending Balance	10,775,355
Real Estate Segment
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	5,334,117
Performance Allocations as a Result of Changes in Fund Fair Values	(1,582,400)
Foreign Exchange Gain	9,069
Fund Distributions	(770,184)
Ending Balance	2,990,602
Private Equity Segment
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	6,451,317
Performance Allocations as a Result of Changes in Fund Fair Values	1,814,286
Fund Distributions	(1,171,683)
Ending Balance	7,093,920
Credit & Insurance Segment
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	569,898
Performance Allocations as a Result of Changes in Fund Fair Values	278,655
Fund Distributions	(248,774)
Ending Balance	599,779
Multi Asset Investing
Schedule of Performance Fees and Allocations to the General Partner [Line Items]
Beginning Balance	5,352
Performance Allocations as a Result of Changes in Fund Fair Values	112,946
Fund Distributions	(27,244)
Ending Balance	$ 91,054